NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission August 30, 2022

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -

Athena Behavioral Tactical Fund

CMG Mauldin Core Fund

CMG Tactical Bond Fund

CMG Tactical All Asset Strategy Fund

Eagle MLP Strategy Fund

PFG American Funds® Conservative Income Strategy Fund

PFG American Funds® Growth Strategy Fund

PFG Fidelity Institutional AM® Equity Index Strategy Fund

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

PFG Fidelity Institutional AM® Bond ESG Strategy Fund

PFG JPMorgan Tactical Aggressive Strategy Fund

PFG JPMorgan Tactical Moderate Strategy Fund

PFG BNY Mellon Diversifier Strategy Fund

PFG MFS® Aggressive Growth Strategy Fund

PFG BR Equity ESG Strategy Fund

PFG Janus Henderson® Balanced Strategy Fund

PFG Invesco® Thematic ESG Strategy Fund

PFG Meeder Tactical Strategy Fund

PFG Tactical Income Strategy Fund

PFG Active Core Bond Strategy Fund

Toews Agility Shares Managed Risk ETF

Toews Agility Shares Dynamic Tactical Income ETF

Toews Hedged Oceana Fund

Toews Tactical Income Fund

Toews Hedged U.S. Fund

Toews Hedged U.S. Opportunity Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha Fund

Post-Effective Amendment No. 1399, 1400, 1401, 1402 and 1403 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of, Athena Behavioral Tactical Fund, CMG Mauldin Core Fund, CMG Tactical Bond Fund, CMG Tactical All Asset Fund, Eagle MLP Strategy Fund, PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG JPMorgan Tactical Aggressive Strategy Fund, PFG JPMorgan Tactical Moderate Strategy Fund, PFG BNY Mellon Diversifier Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG BR Equity ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Thematic ESG Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Tactical Income Strategy Fund, PFG Active Core Bond Strategy Fund, Toews Agility Shares Dynamic Tactical Income ETF, Toews Agility Shares Managed Risk ETF, Toews Hedged Oceana Fund, Toews Tactical Income Fund, Toews Hedged U.S. Fund, Toews Hedged U.S. Opportunity Fund, Toews Unconstrained Income Fund, and Toews Tactical Defensive Alpha Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

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Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Athena Behavioral Tactical Fund	1400	0001580642-22-004291	August 25, 2022
CMG Mauldin Core Fund	1402	0001580642-22-004336	August 29, 2022
CMG Tactical Bond Fund	1402	0001580642-22-004336	August 29, 2022
CMG Tactical All Asset Strategy Fund	1402	0001580642-22-004336	August 29, 2022
Eagle MLP Strategy Fund	1401	0001580642-22-004292	August 25, 2022
PFG American Funds® Conservative Income Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG American Funds® Growth Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG JPMorgan Tactical Aggressive Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG JPMorgan Tactical Moderate Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG BNY Mellon Diversifier Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG MFS® Aggressive Growth Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG BR Equity ESG Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Janus Henderson® Balanced Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Invesco® Thematic ESG Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Meeder Tactical Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Tactical Income Strategy Fund	1403	0001580642-22-004338	August 29, 2022
PFG Active Core Bond Strategy Fund	1403	0001580642-22-004338	August 29, 2022
Toews Agility Shares Dynamic Tactical Income ETF	1399	0001580642-22-004290	August 25, 2022
Toews Agility Shares Managed Risk ETF	1399	0001580642-22-004290	August 25, 2022
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Toews Hedged Oceana Fund	1399	0001580642-22-004290	August 25, 2022
Toews Tactical Income Fund	1399	0001580642-22-004290	August 25, 2022
Toews Hedged U.S. Fund	1399	0001580642-22-004290	August 25, 2022
Toews Hedged U.S. Opportunity Fund	1399	0001580642-22-004290	August 25, 2022
Toews Unconstrained Income Fund	1399	0001580642-22-004290	August 25, 2022
Toews Tactical Defensive Alpha Fund	1399	0001580642-22-004290	August 25, 2022

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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